Accounts payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
European Union Allowance (EUA) payables	$ 20,225	$ 12,415
Suppliers	7,484	10,083
Accounts payable	$ 34,029	32,213
Accounts payable settlement days	90 days
Other related parties
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	$ 6,320	9,715
Other related parties | Insurance Broker
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	1,995	2,161
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	1,703	2,979
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	66	1,726
Other related parties | Scorpio LR2 Pool Limited
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	434	1,695
Other related parties | Amounts due to a related party bunker supplier
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	264	579
Other related parties | Scorpio Commercial Management S.A.M. (SCM)
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	697	250
Other related parties | Amounts due to related party port agents
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	559	247
Other related parties | Amounts due to a related party carbon emission manager
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	60	71
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	452	7
Other related parties | Mercury Pool Limited
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	$ 90	$ 0